Term Deposits - Schedule of Term Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Term Deposit [Abstract]
Term deposits	$ 134,133	$ 202,335
Non-current	139	165
Current	133,994	202,170
Total	$ 134,133	$ 202,335